Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income Tax Expense	The provision for income taxes consisted of the following:
	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Income tax expense	$37,335	$55,886	$98,091	$55,606
The provision for income tax expense consisted of the following:
	For the years ended December 31,
	2023	2022
Current tax	$332,275	$118,073
Deferred tax	(45,737)	6,532
Income tax expense	$286,538	$124,605

Schedule of Deferred Tax Assets	The following table sets forth the significant components of the deferred tax assets of the Company as of September 30, 2024 and December 31, 2023:
	As of
	September 30, 2024	December 31, 2023
Deferred tax assets, net:
Net operating loss carryforwards	$12,861,058	$8,909,692
Less: valuation allowance	(12,861,058)	(8,909,692)
Deferred tax assets, net	$—	$—
The following table sets forth the significant components of the deferred tax liabilities and assets of the Company as of December 31, 2023 and 2022:
	As of December 31,
	2023	2022
Deferred tax liabilities:
Accelerated depreciation	$—	$45,858
Deferred tax liabilities	$—	$45,858
	As of December 31,
	2023	2022
Deferred tax assets, net:
Net operating loss carryforwards	$8,909,692	$5,461,370
Less: valuation allowance	(8,909,692)	(5,461,370)
Deferred tax assets, net:	$—	$—

Schedule of Movement of Valuation Allowance	The movement of valuation allowance is as follows:
	As of
	September 30, 2024	December 31, 2023
Balance as of beginning of the period/year	$(8,909,692)	$(5,461,370)
Addition	(3,951,366)	(3,448,322)
Balance as of end of the period/year	$(12,861,058)	$(8,909,692)

The movement of valuation allowance is as follows:
	For the years ended December 31,
	2023	2022
Balance as of beginning of the year	$(5,461,370)	$(2,483,436)
Additions	(3,448,322)	(2,977,934)
Balance as of end of the year	$(8,909,692)	$(5,461,370)

Schedule of Effective Income Tax Rate Based on Loss Before Income Tax Expense	The reconciliation of income tax rate to the effective income tax rate based on loss before income tax expense for the years ended December 31, 2023 and 2022 are as follows:
	For the years ended December 31,
	2023	2022

Loss before income taxes	$(48,919,481)	$(44,396,030)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(8,071,714)	(7,325,345)
Income not subject to taxes	(2,563,028)	(71,468)
Non-deductible items:
- Share based compensation	1,853,779	344,640
- Investment loss	1,135,013	1,474,676
- Change in fair values	—	888,251
Under provision of prior years	220,570	31,284
Change in valuation allowance	7,732,994	4,822,582
Tax holiday	(21,076)	(21,838)
Other	—	(18,177)
Income tax expense	$286,538	$124,605